UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end December 31

Date of reporting period: January 1, 2025 – December 31, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Lisanti Small Cap Growth Fund

ASCGX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2025, to December 31, 2025, including certain material changes to the Fund that occurred during the period. You can find additional information about the Fund at https://lisantismallcap.com/investing-in-the-fund. You can also request this information by contacting us at (800) 441-7031.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lisanti Small Cap Growth Fund	$182	1.74%

Total Return Based on a $10,000 Investment

Date	Lisanti Small Cap Growth Fund	Russell 2000® Index	Russell 2000 Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,121	$9,848	$9,532
06/30/16	$9,206	$10,222	$9,841
09/30/16	$10,248	$11,146	$10,748
12/31/16	$10,732	$12,131	$11,132
03/31/17	$11,351	$12,430	$11,727
06/30/17	$12,107	$12,736	$12,242
09/30/17	$12,857	$13,458	$13,003
12/31/17	$13,714	$13,908	$13,599
03/31/18	$14,181	$13,896	$13,912
06/30/18	$15,573	$14,973	$14,918
09/30/18	$17,447	$15,509	$15,742
12/31/18	$13,454	$12,376	$12,334
03/31/19	$15,816	$14,181	$14,448
06/30/19	$16,804	$14,478	$14,845
09/30/19	$15,794	$14,130	$14,226
12/31/19	$16,902	$15,535	$15,847
03/31/20	$13,189	$10,779	$11,764
06/30/20	$18,323	$13,519	$15,362
09/30/20	$20,156	$14,185	$16,461
12/31/20	$25,834	$18,636	$21,335
03/31/21	$27,270	$21,002	$22,375
06/30/21	$28,530	$21,904	$23,251
09/30/21	$27,762	$20,949	$21,937
12/31/21	$28,595	$21,397	$21,939
03/31/22	$24,474	$19,787	$19,169
06/30/22	$18,259	$16,385	$15,478
09/30/22	$18,336	$16,026	$15,516
12/31/22	$17,907	$17,024	$16,157
03/31/23	$18,767	$17,491	$17,138
06/30/23	$19,298	$18,401	$18,347
09/30/23	$17,173	$17,457	$17,004
12/31/23	$18,688	$19,906	$19,171
03/31/24	$21,242	$20,938	$20,625
06/30/24	$21,864	$20,251	$20,023
09/30/24	$23,074	$22,129	$21,707
12/31/24	$23,865	$22,203	$22,077
03/31/25	$19,761	$20,099	$19,623
06/30/25	$23,135	$21,807	$21,971
09/30/25	$26,015	$24,510	$24,650
12/31/25	$26,199	$25,047	$24,949

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found www.lisantismallcap.com/portfolio-performance. Effective May 1, 2024, the Fund changed its primary benchmark from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely aligns with the Fund’s investment strategies and investment restrictions.

How did the Fund perform in the last year?

The Fund underperformed the Russell 2000® Index  in 2025. Performance of the Fund in 2025 was driven by individual stock selection and style bias. The Fund’s investment process focuses on companies that have individual, idiosyncratic drivers of growth and are showing or on the path to show strong operating leverage. This focus was the main driver of performance. At the sector level, the Industrials sector was the strongest contributor to performance, as the Fund benefited from our focus on smaller, technology focused defense companies and companies involved in the Artificial Intelligence infrastructure/data center buildout. The Information Technology sector was also a strong contributor, driven by our focus on Artificial Intelligence beneficiaries. Materials, Communication Services, Financials and Industrials also contributed to the Fund’s performance. Consumer Discretionary and Health Care were the largest detractors to performance; Consumer Discretionary suffered as tariff worries hit the sector in the first part of the year and investors worried about the health of the consumer through most of 2025. Health Care’s underperformance was driven by stock selection, as several of the Fund’s holdings had fundamental issues. Our top three contributors were Lumentum Holdings, Inc.; Credo Technology Group Holding Ltd., and Kratos Defense & Security Solutions Inc. Our bottom three detractors were RH; FTAI Aviation Ltd., and Inspire Medical Systems Inc.

During the year ended December 31, 2025, the Fund’s use of current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Lisanti Small Cap Growth Fund	9.78%	0.28%	10.11%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

Fund Statistics

Total Net Assets	$17,456,781
# of Portfolio Holdings	93
Portfolio Turnover Rate	358%
Investment Advisory Fees (Net of fees waived)	$42,169

Sector Weightings

(% total investments)*

Value	Value
Industrials	26.6%
Health-Care	26.3%
Information Technology	23.4%
Consumer Discretionary	14.2%
Financials	4.1%
Materials	3.3%
Communication Services	1.2%
Energy	0.9%

* excluding cash equivalents

Top Ten Holdings

(% total  investments)*

Mercury Systems, Inc.	2.25%
JFrog, Ltd.	2.18%
Carpenter Technology Corp.	2.15%
SiTime Corp.	1.93%
Alphatec Holdings, Inc.	1.89%
Huron Consulting Group, Inc.	1.87%
Five Below, Inc.	1.86%
Ligand Pharmaceuticals, Inc.	1.85%
BrightSpring Health Services, Inc.	1.84%
Klaviyo, Inc., Class A	1.82%

* excluding cash equivalents

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	98.0%
Money Market Fund	2.0%

Material Fund Changes

Lisanti Capital Growth, LLC (the “Adviser”) had contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses to 1.35% (subject to certain exclusions) through April 30, 2025 (the “Expense Cap”). On May 1, 2025, the Expense Cap expired without renewal by Forum Funds' Board of Trustees (the "Board"). Effective May 1, 2025, the Adviser voluntarily agreed to waive its fee and/or reimburse Fund expenses to limit the Fund’s Total Annual Fund Operating Expenses to 1.99% (subject to certain exclusions). This expense limitation will continue on a voluntary basis at the Adviser’s discretion, based on consultation with the Board. Amounts waived pursuant to the voluntary expense limitation arrangement are not subject to recoupment. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board.

Lisanti Small Cap Growth Fund

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit https://lisantismallcap.com/investing-in-the-fund or scan the QR code.

228A-ASCGX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $15,200 in 2024 and $15,200 in 2025.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $0 in 2025.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,300 in 2024 and $3,300 in 2025. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2024 and $0 in 2025. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Lisanti Small
Cap Growth Fund
Annual Financials and Other
Information
December 31, 2025

TABLE OF CONTENTS
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Change in Net Assets 5
Financial Highlights 6
Notes to Financial Statements 7
Report of Independent Registered Public Accounting Firm 13
Important Tax Information (Unaudited) 15
Other Information (Unaudited) 16

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2025

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 97.8%
Communication Services - 1.2%
7,670 EverQuote, Inc., Class A
(a)
$ 207,090
Consumer Discretionary - 13.9%
1,130 Abercrombie & Fitch Co.
(a)
142,233
4,285 BJ's Restaurants, Inc.
(a)
168,829
1,700 Boot Barn Holdings, Inc.
(a)
299,999
2,655 Dutch Bros, Inc., Class A
(a)
162,539
1,690 Five Below, Inc.
(a)
318,329
5,720 Macy's, Inc. 126,126
2,720 Meritage Homes Corp. 178,976
8,010 National Vision Holdings, Inc.
(a)
206,818
3,895 On Holding AG, Class A
(a)
181,040
780 Patrick Industries, Inc. 84,575
1,495 Planet Fitness, Inc., Class A
(a)
162,163
2,870 Steven Madden, Ltd. 119,507
1,065 Urban Outfitters, Inc.
(a)
80,152
1,940 Wayfair, Inc., Class A
(a)
194,795
2,426,081
Energy - 0.8%
3,185 Solaris Energy Infrastructure, Inc.,
Class A 146,415
Financials - 4.1%
1,785 Coastal Financial Corp./WA
(a)
204,543
1,730 Enova International, Inc.
(a)
271,956
680 Piper Sandler Cos. 231,003
707,502
Health-Care - 25.7%
5,690 Adaptive Biotechnologies Corp.
(a)
92,406
4,500 ADMA Biologics, Inc.
(a)
82,080
15,360 Alphatec Holdings, Inc.
(a)
323,174
1,230 ANI Pharmaceuticals, Inc.
(a)
97,096
15,880 ARS Pharmaceuticals, Inc.
(a)
185,002
5,945 Axogen, Inc.
(a)
194,580
2,320 Beta Bionics, Inc.
(a)
70,690
8,370 BrightSpring Health Services, Inc.
(a)
313,456
2,320 Crinetics Pharmaceuticals, Inc.
(a)
107,996
3,015 Cytokinetics, Inc.
(a)
191,573
6,265 Dyne Therapeutics, Inc.
(a)
122,543
1,485 GeneDx Holdings Corp.
(a)
193,139
970 Glaukos Corp.
(a)
109,523
1,565 Guardant Health, Inc.
(a)
159,849
2,405 HeartFlow, Inc.
(a)
70,106
2,235 Hinge Health, Inc., Class A
(a)
103,816
905 Ionis Pharmaceuticals, Inc.
(a)
71,595
695 iRhythm Technologies, Inc.
(a)
123,321
1,670 Ligand Pharmaceuticals, Inc.
(a)
315,747
Shares Security Description Value
Health-Care - 25.7% (continued)
6,595 Newamsterdam Pharma Co. NV
(a)
$ 231,353
1,675 Palvella Therapeutics, Inc.
(a)
175,322
1,960 PROCEPT BioRobotics Corp.
(a)
61,662
565 Repligen Corp.
(a)
92,581
3,170 SI-BONE, Inc.
(a)
62,512
10,730 Tandem Diabetes Care, Inc.
(a)
235,845
2,610 Tarsus Pharmaceuticals, Inc.
(a)
213,707
2,330 TransMedics Group, Inc.
(a)
283,445
5,345 Travere Therapeutics, Inc.
(a)
204,232
4,488,351
Industrials - 26.0%
2,250 Allient, Inc. 120,937
8,015 Amprius Technologies, Inc.
(a)
63,238
445 Applied Industrial Technologies,
Inc. 114,263
980 Astronics Corp.
(a)
53,155
1,980 Bloom Energy Corp., Class A
(a)
172,042
4,515 CECO Environmental Corp.
(a)
270,223
2,440 Construction Partners, Inc.,
Class A
(a)
264,862
825 Dycom Industries, Inc.
(a)
278,768
1,560 Herc Holdings, Inc. 231,473
1,850 Huron Consulting Group, Inc.
(a)
319,884
1,744 JBT Marel Corp. 262,768
2,730 Karman Holdings, Inc.
(a)
199,754
5,770 Knight-Swift Transportation
Holdings, Inc. 301,656
2,520 Kratos Defense & Security
Solutions, Inc.
(a)
191,293
810 MasTec, Inc.
(a)
176,070
5,270 Mercury Systems, Inc.
(a)
384,763
2,700 Nextpower, Inc., Class A
(a)
235,197
5,650 Planet Labs PBC
(a)
111,418
545 RBC Bearings, Inc.
(a)
244,394
305 Sterling Infrastructure, Inc.
(a)
93,400
1,355 VSE Corp. 234,103
3,545 Xometry, Inc., Class A
(a)
210,821
4,534,482
Information Technology - 22.9%
1,115 Advanced Energy Industries, Inc. 233,447
4,785 Braze, Inc., Class A
(a)
164,078
3,925 Calix, Inc.
(a)
207,750
1,185 Camtek, Ltd./Israel
(a)
126,019
2,225 Clear Secure, Inc., Class A 78,053
1,220 Credo Technology Group Holding,
Ltd.
(a)
175,546
4,125 DigitalOcean Holdings, Inc.
(a)
198,495
3,395 D-Wave Quantum, Inc.
(a)
88,779

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Information Technology - 22.9% (continued)
9,195 Evolv Technologies Holdings, Inc.
(a)
$ 65,836
1,125 Impinj, Inc.
(a)
195,761
5,965 JFrog, Ltd.
(a)
372,574
9,585 Klaviyo, Inc., Class A
(a)
311,225
540 Lumentum Holdings, Inc.
(a)
199,039
8,645 Mirion Technologies, Inc.
(a)
202,466
5,705 nLight, Inc.
(a)
213,994
5,760 PDF Solutions, Inc.
(a)
164,333
3,840 Pegasystems, Inc. 229,325
1,690 Semtech Corp.
(a)
124,536
935 SiTime Corp.
(a)
330,233
2,835 TTM Technologies, Inc.
(a)
195,615
6,055 Zeta Global Holdings Corp.,
Class A
(a)
123,219
4,000,323
Materials - 3.2%
1,165 Carpenter Technology Corp. 366,788
3,915 MP Materials Corp.
(a)
197,786
564,574
Total Common Stock (Cost $15,273,498) 17,074,818
Shares Security Description Value
Money Market Fund - 2.0%
350,727 First American Treasury
Obligations Fund,
Class X, 3.66%
(b)
(Cost $350,727) 350,727
Investments, at value - 99.8% (Cost
$15,624,225) $ 17,425,545
Other Assets & Liabilities, Net - 0.2% 31,236
Net Assets - 100.0% $ 17,456,781
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December
31, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 17,425,545
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 17,425,545

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $15,624,225) $ 17,425,545
Receivables:
Fund shares sold 101
Investment securities sold 82,084
Dividends 2,203
Prepaid expenses 14,785
Total Assets
17,524,718
LIABILITIES
Payables:
Fund shares redeemed 1,921
Accrued Liabilities:
Investment adviser fees 19,806
Fund services fees 8,105
Other expenses 38,105
Total Liabilities
67,937
NET ASSETS
$ 17,456,781
COMPONENTS OF NET ASSETS
Paid-in capital $ 36,869,337
Accumulated loss (19,412,556)
NET ASSETS
$ 17,456,781
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 764,559
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 22.83

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 49,271
Total Investment Income
49,271
EXPENSES
Investment adviser fees 179,296
Fund services fees 205,638
Shareholder service fees 37,747
Custodian fees 5,987
Registration fees 23,947
Professional fees 54,891
Trustees' fees and expenses 10,741
Other expenses 58,459
Total Expenses 576,706
Fees waived
(248,574)
Net Expenses
328,132
NET INVESTMENT LOSS
(278,861)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 2,933,800
Net change in unrealized appreciation (depreciation) on investments
(2,571,852)
NET REALIZED AND UNREALIZED GAIN
361,948
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 83,087

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended December 31,
2025 2024
OPERATIONS
Net investment loss $ (278,861) $ (279,609)
Net realized gain 2,933,800 6,783,097
Net change in unrealized appreciation (depreciation) (2,571,852) 118,175
Increase in Net Assets Resulting from Operations
83,087 6,621,663
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(278,350) –
CAPITAL SHARE TRANSACTIONS
Sale of shares 3,604,435 5,587,412
Reinvestment of distributions 196,822 –
Redemption of shares
(13,790,642) (15,399,659)
Decrease in Net Assets from Capital Share Transactions
(9,989,385) (9,812,247)
Decrease in Net Assets
(10,184,648) (3,190,584)
NET ASSETS
Beginning of Year
27,641,429 30,832,013
End of Year
$ 17,456,781 $ 27,641,429
SHARE TRANSACTIONS
Sale of shares 162,142 288,225
Reinvestment of distributions 11,430 –
Redemption of shares
(718,160) (843,774)
Decrease in Shares
(544,588) (555,549)

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2025 2024 2023 2022 2021
NET ASSET VALUE, Beginning of Year
$ 21.11 $ 16.53 $ 15.84 $ 25.95 $ 30.96
INVESTMENT OPERATIONS
Net investment loss (a) (0.30) (0.20) (0.17) (0.17) (0.38)
Net realized and unrealized gain
(loss)
2.28 4.78 0.86 (9.51) 3.32
Total from Investment Operations
1.98 4.58 0.69 (9.68) 2.94
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.26) – – – –
Net realized gain
– – – (0.43) (7.95)
Total Distributions to Shareholders
(0.26) – – (0.43) (7.95)
REDEMPTION FEES(a)
– – – 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 22.83 $ 21.11 $ 16.53 $ 15.84 $ 25.95
TOTAL RETURN
9.78% 27.71% 4.36% (37.37)% 10.69%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 17,457 $ 27,641 $ 30,832 $ 60,474 $ 105,111
Ratios to Average Net Assets:
Net investment loss (1.48)% (1.03)% (1.05)% (0.91)% (1.14)%
Net expenses 1.74% 1.35% 1.35% 1.35% 1.35%
Gross expenses (c) 3.06% 2.48% 1.88% 1.67% 1.61%
PORTFOLIO TURNOVER RATE 358% 223% 475% 347% 264%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Note 1. Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of Lisanti Capital Growth, LLC, the Fund's adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”)
has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the
Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value.
Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2025, for the Fund’s investments is included in the
Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed. As of December 31, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s Statement of Assets and Liabilities.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Note 3. Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.
Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman).
The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser had contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2025 (“Expense Cap”). Effective May 1, 2025, the
Expense Cap is no longer in effect. However, effective May 1, 2025, the Adviser voluntarily agreed to waive

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

its fee and/or reimburse expenses to limit total annual fund operating expenses to 1.99% (subject to certain exclusions). This voluntary expense limitation will continue on a voluntary basis at the Adviser’s discretion, subject to consultation with the Board. Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board. For the year ended
December 31, 2025 , fees waived were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2025, $510,641 is subject to recapture by the Adviser.
Amounts waived pursuant to the voluntary expense limitation arrangement are not subject to recoupment.
Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2025, totaled $67,166,836 and $77,645,723, respectively.
Note 6. Sector Concentration Risk
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Note 7. Federal Income Tax
As of December 31, 2025, the cost of investments for federal income tax purposes is $15,947,190 and the components of net unrealized appreciation were as follows:
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 137,127 $ 111,447 $ 248,574
Gross Unrealized Appreciation
$ 1,971,077
Gross Unrealized Depreciation
(492,722)
Net Unrealized Appreciation
$ 1,478,355

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2025, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
For the year ended December 31, 2025, the Fund had $20,890,911 in short term capital loss carry forwards that have no expiration date.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended December 31, 2025. The following reclassification was the result of net operating loss and has no impact on the net assets of the Fund.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
2025 2024
Ordinary Income $ 278,350 $ –
Capital and Other Losses
$ (20,890,911)
Net Unrealized Appreciation
1,478,355
Total
$ (19,412,556)
Accumulated Loss $ 278,865
Paid-in-Capital (278,865)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Lisanti Small Cap Growth Fund
and the Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lisanti Small Cap Growth Fund (the “Fund”), a series of Forum Funds, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December
31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 24, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD
Philadelphia, Pennsylvania
February 18, 2026

Lisanti Small Cap Growth Fund
IMPORTANT TAX INFORMATION {Unaudited}
December 31, 2025

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The Fund designates 14.84% of its income dividend distributed as qualifying for the corporate dividends-
received deduction (DRD) and 16.81% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code.

Lisanti Small Cap Growth Fund
OTHER INFORMATION (UNAUDITED)
December 31, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of
Form N-CSR)
Investment Advisory Agreement Approval
At the September 23, 2025 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser and was assisted by the advice of independent Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (ii) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (iii) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (v) other benefits received by the Adviser from its relationship with the Fund. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from the principal of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the investment

Lisanti Small Cap Growth Fund
OTHER INFORMATION (UNAUDITED)
December 31, 2025

philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the
Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the
Board considered the performance of the Fund compared to relevant benchmark indices and compared to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to the Fund (“Peer Group”). The Board observed that the Fund underperformed each of the Russell 2000 Index and Russell 2000 Growth Index for the one-, three-, and five-year periods ended
June 30, 2025, and outperformed both benchmark indices for the 10-year period ended June 30, 2025.
The Board also observed that the Fund outperformed the Russell 2000 Index for the period since the Fund’s inception on February 27, 2004, and was performing in line with the Russell 2000 Growth Index over the same period. The Board further observed that, based on the information provided by Strategic Insight, the
Fund underperformed the average of the Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended June 30, 2025.
The Board noted the Adviser’s representation that the Fund’s relative underperformance over the short term was attributable, in part, to the Fund’s focus on higher growth, higher valuation stocks, which were more negatively impacted during the market correction that occurred from late November 2024 through April 9,
2025. The Board noted the Adviser’s representation that the Fund’s relative underperformance over the three- and five-year periods was primarily a function of the significant valuation compression that occurred in
2022, as the Fund generally focuses on companies that have growth rates on the higher end of the Russell
2000 Index and Russell 2000 Growth Index, and thus would be impacted more by the Federal Reserve’s aggressive rate hikes, as well as the underperformance of technology and healthcare companies in the
Fund’s portfolio in 2023. The Board also noted the Adviser’s representation that, although the Strategic
Insight peer group includes an array of funds that are classified as small cap growth funds, most employ investment strategies that differ from the investment strategy that the Fund employs because the Fund tends to have a slightly lower market capitalization range and slightly higher growth rate profile than those of the peers, which could result in the type of performance disparity over longer time periods identified in the Strategic Insight report. Finally, the Board noted the Adviser’s representation that the Fund’s consistent focus on higher growth and higher valuation stocks ultimately contributed to outperformance during the second quarter of 2025 and that the Fund outperformed its benchmark indices during the quarter ended

Lisanti Small Cap Growth Fund
OTHER INFORMATION (UNAUDITED)
December 31, 2025

June 30, 2025. Based on the foregoing and other applicable considerations, the Board determined that the
Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee rate and total expense ratio of the Fund compared to its
Peer Group. The Board observed that the Fund’s net expense ratio was higher than the median of the Peer
Group, but only by two basis points, and that the Fund’s net advisory fee rate was less than the median of the Peer Group. In addition, the Board noted that the Adviser had voluntarily agreed to waive its advisory fee and/or reimburse Fund expenses to the extent necessary to keep the net expenses of the Fund (subject to certain exceptions) at or below 1.99%. Based on the foregoing and other applicable considerations, the
Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities. The
Board noted the Adviser’s representation that, although the Adviser did not maintain separately identifiable profit and loss information for the Fund relative to its other advisory businesses, the Adviser believed that its profit margin from the Fund was reasonable considering the services provided and that the Fund required significantly more attention and resources than other accounts managed by the Adviser due to the regulatory requirements associated with investment companies registered under the Investment Company Act of 1940.
The Board also noted the Adviser’s representation that the Adviser was subsidizing the Fund’s operations by forgoing a portion of its advisory fee and reimbursing Fund expenses in accordance with the Adviser’s voluntary expense cap arrangements. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the
Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s current asset level and the research-intensive nature of the Fund’s investment strategy, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information, and in light of the size of the Fund and the recent decline in the Fund’s assets, the Board concluded that the information presented regarding economies of scale was consistent with the renewal of the Advisory Agreement at current fee levels.

Lisanti Small Cap Growth Fund
OTHER INFORMATION (UNAUDITED)
December 31, 2025

Other Benefits
The Board noted the Adviser’s representation that it would be receiving a benefit arising from the use of soft dollars in connection with Fund trades for the acquisition of research that would benefit not only the Fund, but potentially other clients of the Adviser. The Board concluded that the other benefits received were not a material factor in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
777 Third Avenue, 14th Floor
New York, NY 10017
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - ANR - 1225

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 13, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 13, 2026